Annual Operating Expenses {- Franklin Mutual Global Discovery VIP Fund} - FTVIP Class 4-61 - Franklin Mutual Global Discovery VIP Fund - Class 4	May 01, 2021
Operating Expenses:
Management fees	0.88%
Distribution and service (12b-1) fees	0.35%
Other expenses of the Fund	0.08%
Dividend expense and security borrowing fees for securities sold short	0.01%
Total annual Fund operating expenses	1.32%